RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jun. 28, 2018 CAD ($) share	Jun. 26, 2018 CAD ($) share	Jan. 31, 2019 USD ($) share shares	Jan. 31, 2019 CAD ($) share shares	Jan. 31, 2018 USD ($) share shares	Jan. 31, 2018 CAD ($) share shares	Jan. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Number of options granted | share		965,000	2,115,000	2,115,000	515,000	515,000
Exercise price		$ 2.80		$ 2.75		$ 0.65
Share based compensation expense		$ 1,825,245	$ 2,824,852		$ 245,380		$ 0
Shares issued for debt settlement			$ 83,941		$ 65,192
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares			50,000	50,000	360,000	360,000
Director
Disclosure of transactions between related parties [line items]
Amount paid to purchase consideration			$ 900,000
Number of options granted | share	100,000
Exercise price	$ 2.80
Share based compensation expense	$ 180,818
Former CEO
Disclosure of transactions between related parties [line items]
Shares issued for debt settlement						$ 9,000
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares					36,000	36,000
Former CFO
Disclosure of transactions between related parties [line items]
Shares issued for debt settlement						$ 12,000
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares					48,000	48,000
Directors and officers
Disclosure of transactions between related parties [line items]
Number of options granted | share					465,000	465,000
Exercise price						$ 0.65
Convertible debentures face amount			$ 176,670